UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07458
Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)
350 Park Avenue, 9th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
M. Gervase Rosenberger
Tweedy, Browne Company LLC
350 Park Avenue, 9th Floor
New York, NY 10022
(Name and address of agent for service)
registrant’s telephone number, including area code: 212-916-0600
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.
TWEEDY, BROWNE FUND INC.
SEMI-ANNUAL REPORT
Tweedy, Browne Global Value Fund
Tweedy, Browne Global Value Fund II — Currency Unhedged
Tweedy, Browne Value Fund
Tweedy, Browne Worldwide High Dividend Yield Value Fund
September 30, 2010

TWEEDY, BROWNE FUND INC.

Semi-Annual Report	II-1

Tweedy, Browne Fund Inc.
Expense Information	II-2

Tweedy, Browne Global Value Fund
Portfolio of Investments	II-3
Sector Diversification	II-5
Portfolio Composition	II-5
Schedule of Forward Exchange Contracts	II-5

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments	II-7
Sector Diversification	II-9
Portfolio Composition	II-9

Tweedy, Browne Value Fund
Portfolio of Investments	II-10
Sector Diversification	II-11
Portfolio Composition	II-11
Schedule of Forward Exchange Contracts	II-11

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments	II-12
Sector Diversification	II-13
Portfolio Composition	II-13

Tweedy, Browne Fund Inc.
Statements of Assets and Liabilities	II-14
Statements of Operations	II-15
Statements of Changes in Net Assets	II-16
Financial Highlights	II-18
Notes to Financial Statements	II-20
Investment in the Fund by the Investment Adviser and Related Parties	II-24

TWEEDY, BROWNE FUND INC.
Tweedy, Browne Global Value Fund
Tweedy, Browne Global Value Fund II — Currency Unhedged
Tweedy, Browne Value Fund
Tweedy, Browne Worldwide High Dividend Yield Value Fund
SEMI-ANNUAL REPORT
September 30, 2010

TWEEDY, BROWNE FUND INC.
Expense Information (Unaudited)
     A shareholder of the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2010 to September 30, 2010.
     Actual Expenses The first part of the table presented below, under the heading “Actual Expenses”, provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses paid during this period.
     Hypothetical Example for Comparison Purposes The second part of the table presented below, under the heading “Hypothetical Expenses”, provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund, the Global Value Fund II — Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included a shareholder’s costs would have been higher.

				Hypothetical Expenses
	Actual Expenses			(5% Return before Expenses)
			Expenses			Expenses
	Beginning	Ending	Paid during	Beginning	Ending	Paid during
	Account	Account	Period*	Account	Account	Period*
	Value	Value	4/1/10 -	Value	Value	4/1/10 -	Expense
	4/1/10	9/30/10	9/30/10	4/1/10	9/30/10	9/30/10	Ratio

Global Value Fund	$1,000	$1,020	$7.04	$1,000	$1,018	$7.03	1.39%
Global Value Fund II - Currency Unhedged	$1,000	$1,036	$6.99	$1,000	$1,018	$6.93	1.37%
Value Fund	$1,000	$984	$7.01	$1,000	$1,018	$7.13	1.41%
Worldwide High Dividend Yield Value Fund	$1,000	$1,023	$6.95	$1,000	$1,018	$6.93	1.37%

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by 365 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund
Portfolio of Investments
September 30, 2010 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS—91.1%
	Canada—1.1%
750,000	National Bank of Canada, Toronto	$47,470,390

	Czech Republic—0.0%†
2,800	Philip Morris CR a.s.	1,453,252

	Finland—2.9%
2,500,000	Kone Oyj, Class B	129,353,302

	France—6.7%
7,704,236	CNP Assurances	143,306,005
598,265	Teleperformance	17,070,183
2,601,000	Total SA	134,241,839

		294,618,027

	Germany—14.8%
2,289,458	Henkel AG & Company, KGaA	103,816,226
957,807	Krones AG ††	57,103,075
42,354	KSB AG	29,775,413
920,345	Linde AG	119,966,881
986,000	Muenchener Rueckversicherungs-Gesellschaft AG	136,763,096
1,526,933	Springer (Axel) Verlag AG	202,120,744

		649,545,435

	Hong Kong—1.2%
2,002,500	Jardine Strategic Holdings Ltd.	53,667,000

	Ireland—0.0%†
1,111,317	Unidare PLC†††	91,031

	Italy—2.0%
144,268	Buzzi Unicem SPA	1,526,406
144,958	Gruppo Minerali Maffei††	891,529
4,467,000	Mediaset SPA	31,711,559
7,647,974	Mondadori (Arnoldo) Editore SPA††	24,092,752
4,795,392	Sol SPA	29,460,148

		87,682,394

	Japan—6.4%
545,600	Aica Kogyo Company Ltd.	6,217,515
1,594,700	Canon, Inc.	74,351,885
306,800	Daikoku Denki Company Ltd.	3,459,488
200,000	Daiwa Industries Ltd.	960,019
2,064,000	Fujitec Company Ltd.	10,179,172
446,600	Fukuda Denshi Company Ltd.	11,114,214
1,073,600	Hi-Lex Corporation	13,943,692
1,577,500	Honda Motor Company Ltd.	55,950,832
321,000	Katsuragawa Electric Company Ltd.††	795,391
133,000	Kawasumi Laboratories, Inc.	781,697
1,329,500	Kuroda Electric Company Ltd.	15,484,840
69,100	Mandom Corporation	1,858,603
21,670	Medikit Company Ltd.	6,173,641
36,240	Milbon Company Ltd.	1,002,088
307,100	Mirai Industry Company Ltd.	2,959,247
162,780	Nippon Kanzai Company Ltd.	2,646,101
1,051,000	Nippon Konpo Unyu Soko Company Ltd.	12,782,092
420,500	Nitto FC Company Ltd.	2,229,848
72,700	Ryoyo Electro Corporation	662,254
349,200	Sangetsu Company Ltd.	7,603,481
400,000	Shinko Shoji Company Ltd.	3,327,747
172,000	SK Kaken Company Ltd.	5,064,879
528,500	T. Hasegawa Company Ltd.	9,337,635
1,281,300	Takata Corporation	32,224,220
200,000	Tomen Electronics Corporation	2,391,669

		283,502,250

	Mexico—5.1%
1,390,247	Coca-Cola Femsa SA de CV, Sponsored ADR†††	108,745,120
14,623,380	Embotelladoras Arca SA de CV	59,748,233
19,300,000	Grupo Continental SA	56,184,883

		224,678,236

	Netherlands—9.7%
2,093,000	Akzo Nobel NV	129,310,591
23,620	Crown Van Gelder Gemeenschappelijk Bezit NV	223,466
3,998,000	Heineken Holding NV	175,150,268
350,000	Imtech NV	11,126,090
1,500,000	Telegraaf Media Groep NV	26,785,349
307,955	TKH Group NV	6,831,859
2,568,554	Unilever NV, CVA	76,882,342

		426,309,965

	Norway—1.9%
3,395,700	Schibsted ASA	85,237,509

	Singapore—2.3%
20,000,000	Fraser and Neave Ltd.	98,833,010

	South Korea—3.5%
150,900	Daegu Department Store Company Ltd.	1,548,371
11,330	Daehan City Gas Company Ltd.	292,131
90,974	Hanil Cement Company Ltd.	5,305,653
4,106,195	Korea Exchange Bank	49,695,673
832	Ottogi Corporation	118,935
8,557	Samchully Company Ltd.	870,521
8,305	SK Gas Company Ltd.	294,617
241,172	SK Telecom Company Ltd.	36,273,622
3,437,422	SK Telecom Company Ltd., ADR	60,051,762

		154,451,285

	Spain—1.7%
6,818,000	Gestevision Telecinco SA	75,208,453

	Sweden—0.0%†
63,360	Cloetta Fazer AB, B Shares††	366,197

	Switzerland—15.7%
186,990	Coltene Holding AG	10,565,380
1,000,000	Compagnie Financiere Richemont AG	48,426,224
440,000	Daetwyler Holding AG, Bearer	30,355,699
89,813	Edipresse SA, Bearer	22,546,331
18,783	Loeb Holding AG	3,652,971
3,500,000	Nestle SA, Registered	187,547,981
8	Neue Zuercher Zeitung††	512,821
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund
Portfolio of Investments
September 30, 2010 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS
	Switzerland (continued)
2,416,530	Novartis AG, Registered	$139,384,273
45,425	Phoenix Mecano AG	27,898,050
185,918	PubliGroupe SA, Registered††	18,459,538
835,325	Roche Holding AG	114,745,499
182,827	Siegfried Holding AG††	17,198,220
7,400	Sika AG, Bearer	13,732,740
432,618	Tamedia AG	42,068,386
857	Zehnder Group AG	1,711,456
55,632	Zurich Financial Services AG	13,114,335

		691,919,904

	Thailand—0.9%
7,953,400	Bangkok Bank Public Company Ltd., NVDR	40,880,738

	United Kingdom—7.3%
1,521,000	AGA Foodservice Group PLC††	2,348,850
2,453,599	BBA Group PLC	7,284,244
3,974,658	Carclo PLC	10,584,893
2,775,758	Daily Mail & General Trust, Class A	23,007,389
8,225,426	Diageo PLC, Sponsored ADR	142,059,064
1,000,000	G4S PLC	4,011,977
1,397,625	Headlam Group PLC	6,452,950
2,238,495	Provident Financial PLC	29,065,870
5,038,361	TT Electronics PLC††	11,313,686
2,849,351	Unilever PLC	82,660,825

		318,789,748

	United States—7.8%
75,700	American National Insurance Company	5,750,929
1,094,821	Baxter International, Inc.	52,233,910
436	Berkshire Hathaway Inc., Class A††	54,282,000
301	Berkshire Hathaway Inc., Class B††	24,887
587,000	ConocoPhillips	33,711,410
49,250	Devon Energy Corporation	3,188,445
528,400	Johnson & Johnson	32,739,664
2,638,686	Philip Morris International, Inc.	147,819,190
269,276	Transatlantic Holdings, Inc.	13,684,606

		343,435,041

	Miscellaneous—0.1%
	Undisclosed security *	2,285,013

	TOTAL COMMON STOCKS (COST $2,472,170,731)	4,009,778,180

	PREFERRED STOCKS—0.3%
166,388	Adris Grupa d.d.	8,578,784
543,870	Villeroy & Boch AG††	3,168,968

	TOTAL PREFERRED STOCKS (COST $14,958,803)	11,747,752

	REGISTERED INVESTMENT COMPANY—7.9%
347,814,470	Dreyfus Government Prime Cash Management	347,814,470

	TOTAL REGISTERED INVESTMENT COMPANY (COST $347,814,470)	347,814,470

Face Value
		CONVERTIBLE CORPORATE BOND—0.1%

		Switzerland—0.1%
CHF	5,223,200	Siegfried Holding AG, 5.000%, 5/5/11		6,132,361

		TOTAL CONVERTIBLE CORPORATE BOND (COST $4,852,020)		6,132,361

		U.S. TREASURY BILL—2.6%
	$115,000,000	0.195% ** due 11/4/10†††		114,986,989

		TOTAL U.S. TREASURY BILL (COST $114,978,875)		114,986,989

TOTAL INVESTMENTS (Cost $2,954,774,899***)			102.0%	4,490,459,752

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)			(2.0)	(90,143,869)

OTHER ASSETS AND LIABILITIES (Net)			0.0	615,408

NET ASSETS			100.0%	$4,400,931,291

*	“Undisclosed Security” represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

**	Rate represents annualized yield at date of purchase.

***	Aggregate cost for federal tax purposes is $2,954,774,899.

†	Amount represents less than 0.1% of net assets.

††	Non-income producing security.

†††	All or a portion of this security has been segregated to cover certain open forward contracts. At September 30, 2010, liquid assets totaling $138,741,726 have been segregated to cover such open forward contracts.

Abbreviations:

ADR — American Depositary Receipt

CHF — Swiss Franc

CVA — Certificaaten van aandelen (Share Certificates)

NVDR — Non Voting Depository Receipt
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund
Sector Diversification
September 30, 2010 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Media	12.5%
Beverage	12.3
Capital Goods	9.0
Insurance	8.3
Food	7.9
Materials	7.5
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Energy	3.9
Tobacco	3.4
Banks	3.1
Technology Hardware & Equipment	3.0
Household & Personal Products	2.4
Automobiles & Components	2.3
Telecommunication Services	2.2
Diversified Financials	1.9
Health Care Equipment & Services	1.8
Consumer Durables & Apparel	1.6
Commercial Services & Supplies	0.5
Transportation	0.5
Retailing	0.1
Utilities	0.0 †

Total Common Stocks	91.1

Preferred Stocks	0.3
Registered Investment Company	7.9
Convertible Corporate Bond	0.1
U.S. Treasury Bill	2.6
Unrealized Depreciation on Forward Contracts (Net)	(2.0)
Other Assets and Liabilities (Net)	0.0 †

Net Assets	100.0%

†	Amount represents less than 0.1% of net assets
Portfolio Composition
September 30, 2010 (Unaudited)
Schedule of Forward Exchange Contracts
September 30, 2010 (Unaudited)

		Counter-	Contract	Contract Value on	Value 9/30/10	Unrealized
Contracts		party	Value Date	Origination Date	(Note 2)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a)
15,000,000	Canadian Dollar	JPM	5/19/11	$(14,600,672)	$(14,532,975)	$67,697
20,000,000	Canadian Dollar	JPM	6/15/11	(18,825,301)	(19,361,800)	(536,499)
6,000,000	Canadian Dollar	NTC	8/4/11	(5,740,803)	(5,799,907)	(59,104)
100,000,000	European Union Euro	BOA	10/12/10	(145,888,008)	(136,508,335)	9,379,673
40,000,000	European Union Euro	CIT	10/15/10	(58,594,004)	(54,602,104)	3,991,900
40,000,000	European Union Euro	CIT	10/19/10	(59,008,007)	(54,600,464)	4,407,543
16,000,000	European Union Euro	BNY	11/24/10	(23,644,963)	(21,834,285)	1,810,678
50,000,000	European Union Euro	NTC	2/11/11	(69,677,001)	(68,187,205)	1,489,796
40,000,000	European Union Euro	NTC	3/31/11	(53,599,997)	(54,525,538)	(925,541)
75,000,000	European Union Euro	BOA	4/20/11	(101,650,506)	(102,212,812)	(562,306)
25,000,000	European Union Euro	JPM	4/26/11	(33,906,254)	(34,068,681)	(162,427)
45,000,000	European Union Euro	BNY	5/10/11	(59,840,099)	(61,314,150)	(1,474,051)
25,000,000	European Union Euro	NTC	5/19/11	(31,698,752)	(34,060,034)	(2,361,282)
90,000,000	European Union Euro	JPM	6/6/11	(111,761,994)	(122,591,770)	(10,829,776)
45,000,000	European Union Euro	BOA	6/15/11	(53,917,198)	(61,289,799)	(7,372,601)
75,000,000	European Union Euro	BOA	8/4/11	(97,271,256)	(102,092,821)	(4,821,565)
40,000,000	European Union Euro	CIT	8/9/11	(52,223,200)	(54,446,466)	(2,223,266)
120,000,000	European Union Euro	SSB	9/9/11	(152,459,999)	(163,282,900)	(10,822,901)
100,000,000	European Union Euro	SSB	9/20/11	(128,348,994)	(136,052,385)	(7,703,391)
75,000,000	European Union Euro	SSB	9/28/11	(100,087,503)	(102,031,016)	(1,943,513)
12,000,000	Great Britain Pound Sterling	CIT	11/24/10	(20,043,000)	(18,901,778)	1,141,222
30,000,000	Great Britain Pound Sterling	CIT	2/8/11	(47,871,900)	(47,229,945)	641,955
8,000,000	Great Britain Pound Sterling	CIT	4/20/11	(12,269,440)	(12,587,979)	(318,539)

(a)	Primary risk exposure being hedged against is currency risk.
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts
September 30, 2010 (Unaudited)

		Counter-	Contract	Contract Value on	Value 9/30/10	Unrealized
Contracts		party	Value Date	Origination Date	(Note 2)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a) (continued)
27,000,000	Great Britain Pound Sterling	BNY	4/26/11	$(41,764,950)	$(42,482,389)	$(717,439)
10,000,000	Great Britain Pound Sterling	BNY	5/19/11	(14,834,000)	(15,731,320)	(897,320)
20,000,000	Great Britain Pound Sterling	NTC	9/20/11	(30,775,600)	(31,431,222)	(655,622)
4,225,000,000	Japanese Yen	BOA	2/28/11	(46,607,832)	(50,674,028)	(4,066,196)
2,000,000,000	Japanese Yen	BOA	3/9/11	(22,626,994)	(23,990,835)	(1,363,841)
2,000,000,000	Japanese Yen	NTC	4/20/11	(21,528,294)	(24,007,217)	(2,478,923)
1,300,000,000	Japanese Yen	BNY	5/19/11	(14,093,210)	(15,612,774)	(1,519,564)
4,500,000,000	Japanese Yen	JPM	6/28/11	(49,961,141)	(54,082,856)	(4,121,715)
2,000,000,000	Japanese Yen	NTC	9/20/11	(24,017,965)	(24,072,968)	(55,003)
415,000,000	Mexican Peso	NTC	10/22/10	(30,060,919)	(33,064,129)	(3,003,210)
400,000,000	Mexican Peso	SSB	11/1/10	(28,647,139)	(31,843,500)	(3,196,361)
700,000,000	Mexican Peso	SSB	1/18/11	(52,320,801)	(55,275,213)	(2,954,412)
230,000,000	Mexican Peso	BNY	2/11/11	(17,062,947)	(18,119,012)	(1,056,065)
350,000,000	Mexican Peso	JPM	5/10/11	(27,358,712)	(27,323,077)	35,635
330,000,000	Mexican Peso	CIT	5/31/11	(24,287,029)	(25,703,133)	(1,416,104)
240,000,000	Mexican Peso	NTC	6/1/11	(17,452,642)	(18,691,162)	(1,238,520)
140,000,000	Norwegian Krone	BNY	10/19/10	(24,343,169)	(23,881,519)	461,650
120,000,000	Norwegian Krone	SSB	2/8/11	(19,898,188)	(20,347,049)	(448,861)
235,000,000	Norwegian Krone	BNY	9/28/11	(39,084,589)	(39,350,233)	(265,644)
35,000,000	Singapore Dollar	SSB	11/24/10	(25,191,636)	(26,609,595)	(1,417,959)
23,000,000	Singapore Dollar	BNY	6/15/11	(16,234,683)	(17,487,417)	(1,252,734)
22,000,000,000	South Korean Won	JPM	3/31/11	(18,967,152)	(19,153,493)	(186,341)
50,000,000,000	South Korean Won	JPM	5/9/11	(44,551,368)	(43,482,273)	1,069,095
20,000,000,000	South Korean Won	JPM	8/4/11	(16,556,291)	(17,349,882)	(793,591)
20,000,000,000	South Korean Won	BOA	8/9/11	(16,645,859)	(17,347,416)	(701,557)
45,000,000,000	South Korean Won	JPM	9/28/11	(38,535,646)	(38,980,490)	(444,844)
77,000,000	Swiss Franc	BOA	10/5/10	(74,895,438)	(78,820,477)	(3,925,039)
70,000,000	Swiss Franc	BNY	10/12/10	(68,086,762)	(71,659,755)	(3,572,993)
40,000,000	Swiss Franc	CIT	10/15/10	(38,872,692)	(40,949,601)	(2,076,909)
40,000,000	Swiss Franc	JPM	10/19/10	(39,104,507)	(40,951,160)	(1,846,653)
75,000,000	Swiss Franc	NTC	2/8/11	(71,364,004)	(76,872,617)	(5,508,613)
45,000,000	Swiss Franc	CIT	5/10/11	(41,981,528)	(46,170,249)	(4,188,721)
47,000,000	Swiss Franc	CIT	8/23/11	(45,083,933)	(48,283,119)	(3,199,186)
44,000,000	Swiss Franc	NTC	8/31/11	(43,168,150)	(45,205,565)	(2,037,415)
325,000,000	Thailand Baht	BNY	5/10/11	(9,970,854)	(10,657,645)	(686,791)
325,000,000	Thailand Baht	JPM	5/19/11	(10,000,000)	(10,655,527)	(655,527)
290,000,000	Thailand Baht	BNY	8/4/11	(8,917,589)	(9,491,867)	(574,278)

TOTAL				$(2,627,783,064)	$(2,717,926,933)	$(90,143,869)

Unrealized Depreciation on Forward Contracts (Net)						$(90,143,869)

(a) Primary risk exposure being hedged against is currency risk.

Counterpary Abbreviations:

BOA — Bank of America

BNY — BNY Mellon

CIT — Citibank

JPM — JP Morgan Chase

NTC — Northern Trust

SSB — State Street
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
September 30, 2010 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS—77.2%
	Finland—0.2%
1,800	Kone Oyj, Class B	$93,134

	France—8.7%
106,200	CNP Assurances	1,975,419
33,700	Teleperformance	961,556
38,200	Total SA	1,971,564

		4,908,539

	Germany—7.6%
32,370	Henkel AG & Company, KGaA	1,467,828
4,415	Krones AG †	263,216
14,415	Muenchener Rueckversicherungs- Gesellschaft AG	1,999,432
3,950	Springer (Axel) Verlag AG	522,863

		4,253,339

	Hong Kong—1.4%
28,500	Jardine Strategic Holdings Ltd.	763,800

	Italy—3.1%
53,200	Buzzi Unicem SPA	562,875
65,400	Davide Campari-Milano SPA	391,736
29,100	Marr SPA	314,046
16,400	Mediaset SPA	116,425
62,000	Sol SPA	380,893

		1,765,975

	Japan—5.9%
9,400	Canon, Inc.	438,269
22,000	Daiwa Industries Ltd.	105,602
22,900	Honda Motor Company Ltd.	812,218
19,200	Milbon Company Ltd.	530,907
20,000	Nagase & Company Ltd.	226,718
13,600	Nippon Kanzai Company Ltd.	221,077
20,000	Ryoyo Electro Corporation	182,188
4,400	SK Kaken Company Ltd.	129,567
13,000	T. Hasegawa Company Ltd.	229,686
11,700	Takata Corporation	294,251
10,100	Tomen Electronics Corporation	120,779

		3,291,262

	Mexico—1.2%
105,000	Embotelladoras Arca SA de CV	429,009
80,000	Grupo Continental SA	232,891

		661,900

	Netherlands—7.2%
23,300	Akzo Nobel NV	1,439,530
29,200	Heineken Holding NV	1,279,237
45,000	Unilever NV, CVA	1,346,947

		4,065,714

	Singapore—0.9%
66,000	Fraser and Neave Ltd.	326,149
330,000	Metro Holdings Ltd.	196,944

		523,093

	South Korea—2.8%
2,900	Ottogi Corporation	414,558
3,990	Samchully Company Ltd.	405,911
7,705	SK Gas Company Ltd.	273,332
27,000	SK Telecom Company Ltd., ADR	471,690

		1,565,491

	Spain—0.9%
47,800	Gestevision Telecinco SA	527,275

	Switzerland—12.2%
35,000	Nestle SA, Registered	1,875,480
23,300	Novartis AG, Registered	1,343,933
1,200	PubliGroupe SA, Registered †	119,146
12,800	Roche Holding AG	1,758,289
6,377	Schindler Holding AG	685,383
122	Zehnder Group AG	243,638
3,540	Zurich Financial Services AG	834,497

		6,860,366

	Thailand—1.1%
119,500	Bangkok Bank Public Company Ltd., NVDR	614,234

	United Kingdom—12.3%
189,000	BAE Systems PLC	1,019,456
14,600	British American Tobacco PLC	546,292
53,000	Carclo PLC	141,144
94,600	Diageo PLC, Sponsored ADR	1,633,811
63,500	GlaxoSmithKline PLC	1,255,291
343,300	Hays PLC	611,838
119,700	Headlam Group PLC	552,665
56,900	Provident Financial PLC	738,821
200,000	TT Electronics PLC †	449,102

		6,948,420

	United States—8.8%
15,825	Baxter International, Inc.	755,011
12,450	ConocoPhillips	715,003
4,145	Home Depot, Inc.	131,314
24,600	Johnson & Johnson	1,524,216
32,915	Philip Morris International, Inc	1,843,898

		4,969,442

	Miscellaneous—2.9%
	Undisclosed securities *	1,632,496

	TOTAL COMMON STOCKS (COST $41,227,401)	43,444,480

	PREFERRED STOCKS—0.3%
265	KSB AG	182,699

	TOTAL PREFERRED STOCKS (COST $159,205)	182,699

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
September 30, 2010 (Unaudited)

			Value
Shares			(Note 2)
	REGISTERED INVESTMENT COMPANY—24.1%
13,561,834	Dreyfus Government Prime Cash Management		$13,561,834

	TOTAL REGISTERED INVESTMENT COMPANY (COST $13,561,834)		13,561,834

TOTAL INVESTMENTS (Cost $54,948,440**)		101.6%	57,189,013
OTHER ASSETS AND LIABILITIES (Net)		(1.6)	(919,998)

NET ASSETS		100.0%	$56,269,015

*	“Undisclosed Securities” represents issuers, generally smaller capitalization issuers, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

**	Aggregate cost for federal tax purposes is $54,948,440.

†	Non-income producing security.
Abbreviations:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
NVDR — Non Voting Depository Receipt
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Sector Diversification
September 30, 2010 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.5%
Insurance	8.5
Beverage	7.1
Capital Goods	6.6
Food	6.5
Energy	5.3
Materials	5.1
Household & Personal Products	4.4
Tobacco	4.2
Technology Hardware & Equipment	3.7
Commercial Services & Supplies	3.2
Media	2.3
Retailing	2.0
Automobiles & Components	2.0
Health Care Equipment & Services	1.3
Diversified Financials	1.3
Banks	1.1
Telecommunication Services	0.8
Utilities	0.7
Food & Staples Retailing	0.6

Total Common Stocks	77.2

Preferred Stocks	0.3
Registered Investment Company	24.1
Other Assets and Liabilities (Net)	(1.6)

Net Assets	100.0%

Portfolio Composition
September 30, 2010 (Unaudited)
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund
Portfolio of Investments
September 30, 2010 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS—91.9%
	France—5.2%
436,400	CNP Assurances	$8,117,449
242,400	Total SA	12,510,658

		20,628,107

	Germany—10.2%
219,600	Henkel AG & Company, KGaA	9,957,834
68,000	Krones AG †	4,054,062
66,375	Linde AG	8,651,975
82,470	Muenchener Rueckversicherungs-Gesellschaft AG	11,438,999
50,600	Springer (Axel) Verlag AG	6,697,943

		40,800,813

	Japan—2.5%
148,100	Canon, Inc.	6,905,069
87,000	Honda Motor Company Ltd.	3,085,719

		9,990,788

	Mexico—0.4%
565,000	Grupo Continental SA	1,644,791

	Netherlands—7.5%
72,500	Akzo Nobel NV	4,479,225
373,000	Heineken Holding NV	16,340,933
297,691	Unilever NV, ADR	8,895,007

		29,715,165

	South Korea—0.9%
206,544	SK Telecom Company Ltd., ADR	3,608,324

	Spain—1.4%
493,000	Gestevision Telecinco SA	5,438,218

	Switzerland—10.6%
360,600	Nestle SA, Registered, Sponsored ADR	19,266,858
201,255	Novartis AG, Registered	11,608,290
83,400	Roche Holding AG	11,456,349

		42,331,497

	United Kingdom—5.9%
256,000	Diageo PLC, Sponsored ADR	17,666,560
205,000	Unilever PLC, Sponsored ADR	5,965,500

		23,632,060

	United States—47.3%
94,535	3M Company	8,197,130
75,523	American National Insurance Company	5,737,482
98,576	Avatar Holdings Inc. †	1,880,830
158,000	Bank of New York Mellon Corporation/The	4,128,540
176,890	Baxter International, Inc.	8,439,422
80	Berkshire Hathaway Inc., Class A †	9,960,000
626	Berkshire Hathaway Inc., Class B †	51,758
194,600	Broadridge Financial Solutions, Inc.	4,450,502
325,528	Brown & Brown, Inc.	6,572,410
314,296	Comcast Corporation, Special Class A	5,346,175
153,905	ConocoPhillips	8,838,764
136,105	Devon Energy Corporation	8,811,438
195,000	Emerson Electric Company	10,268,700
236,780	Federated Investors, Inc., Class B	5,389,113
75,560	FinishMaster, Inc. †	1,492,310
100,804	Henry Schein, Inc. †	5,905,098
136,018	Home Depot, Inc.	4,309,050
194,449	Johnson & Johnson	12,048,060
357,000	Leucadia National Corporation †	8,432,340
18,500	Mastercard, Inc., Class A	4,144,000
52,084	National Western Life Insurance Company, Class A	7,327,177
98,000	Norfolk Southern Corporation	5,831,980
263,847	Philip Morris International, Inc.	14,780,709
199,032	Transatlantic Holdings, Inc.	10,114,806
137,202	UniFirst Corporation	6,057,468
88,835	Union Pacific Corporation	7,266,703
238,000	Wal-Mart Stores, Inc.	12,737,760

		188,519,725

	TOTAL COMMON STOCKS (COST $244,248,218)	366,309,488

	REGISTERED INVESTMENT COMPANY—5.0%
20,114,465	Dreyfus Government Prime Cash Management	20,114,465

	TOTAL REGISTERED INVESTMENT COMPANY (COST $20,114,465)	20,114,465

Face Value
	U.S. TREASURY BILL—3.3%
$13,000,000	0.157% * due 12/16/10††		12,996,438

	TOTAL U.S. TREASURY BILL (COST $12,995,691)		12,996,438

TOTAL INVESTMENTS (Cost $277,358,374**)		100.2%	399,420,391
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(0.3)	(1,100,569)
OTHER ASSETS AND LIABILITIES (Net)		0.1	266,139

NET ASSETS		100.0%	$398,585,961

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $277,358,374.

†	Non-income producing security.

††	All or a portion of this security has been segregated to cover certain open forward contracts. At September 30, 2010, liquid assets totaling $3,998,904 have been segregated to cover such open forward contracts.
Abbreviations:
ADR — American Depositary Receipt
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Sector Diversification
September 30, 2010 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Insurance	14.9%
Beverage	8.9
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Food	8.6
Energy	7.6
Capital Goods	5.6
Diversified Financials	4.5
Media	4.4
Tobacco	3.7
Health Care Equipment & Services	3.6
Materials	3.3
Transportation	3.3
Food & Staples Retailing	3.2
Household & Personal Products	2.5
Software & Services	2.2
Technology Hardware & Equipment	1.7
Consumer Durables & Apparel	1.5
Automobiles & Components	1.1
Retailing	1.1
Telecommunication Services	0.9
Real Estate	0.5

Total Common Stocks	91.9

Registered Investment Company	5.0
U.S. Treasury Bill	3.3
Unrealized Depreciation on Forward Contracts (Net)	(0.3)
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition
September 30, 2010 (Unaudited)
Schedule of Forward Exchange Contracts
September 30, 2010 (Unaudited)

		Counter-	Contract	Contract Value on	Value 9/30/10	Unrealized
Contracts		party	Value Date	Origination Date	(Note 2)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a)
13,500,000	European Union Euro	BNY	11/24/10	$(19,950,437)	$(18,422,678)	$1,527,759
13,000,000	European Union Euro	NTC	2/11/11	(18,116,020)	(17,728,673)	387,347
8,000,000	European Union Euro	BNY	5/10/11	(10,638,240)	(10,900,293)	(262,053)
4,000,000	European Union Euro	NTC	5/19/11	(5,071,800)	(5,449,605)	(377,805)
6,000,000	European Union Euro	CIT	7/28/11	(7,742,880)	(8,168,064)	(425,184)
9,000,000	European Union Euro	CIT	8/9/11	(11,750,220)	(12,250,455)	(500,235)
1,200,000	Great Britain Pound Sterling	CIT	11/24/10	(2,004,300)	(1,890,178)	114,122
4,000,000	Great Britain Pound Sterling	SSB	8/9/11	(6,220,480)	(6,288,378)	(67,898)
1,500,000	Great Britain Pound Sterling	NTC	8/31/11	(2,329,500)	(2,357,723)	(28,223)
275,000,000	Japanese Yen	JPM	2/10/11	(3,055,555)	(3,297,449)	(241,894)
3,000,000,000	South Korean Won	JPM	5/9/11	(2,673,082)	(2,608,936)	64,146
5,000,000	Swiss Franc	JPM	10/19/10	(4,888,063)	(5,118,895)	(230,832)
5,000,000	Swiss Franc	NTC	2/8/11	(4,757,600)	(5,124,841)	(367,241)
3,500,000	Swiss Franc	BOA	7/28/11	(3,343,204)	(3,594,428)	(251,224)
4,500,000	Swiss Franc	JPM	8/9/11	(4,342,787)	(4,622,074)	(279,287)
3,500,000	Swiss Franc	NTC	8/31/11	(3,433,830)	(3,595,897)	(162,067)

TOTAL				$(110,317,998)	$(111,418,567)	$(1,100,569)

Unrealized Depreciation on Forward Contracts (Net)						$(1,100,569)

(a)	Primary risk exposure being hedged against is currency risk.
Counterpary Abbreviations:
BOA — Bank of America
BNY — BNY Mellon
CIT — Citibank
JPM — JP Morgan Chase
NTC — Northern Trust
SSB — State Street
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments
September 30, 2010 (Unaudited)

		Value
Shares		(Note 2)
	COMMON STOCKS—85.5%
	Australia—1.0%
464,725	Metcash Ltd.	$1,966,371

	Canada—2.5%
118,400	IGM Financial, Inc.	4,824,409

	France—7.0%
366,300	CNP Assurances	6,813,523
132,795	Total SA	6,853,766

		13,667,289

	Germany—3.5%
49,000	Muenchener Rueckversicherungs-Gesellschaft AG	6,796,543

	Italy—3.9%
272,600	Eni SPA	5,891,218
246,275	Mediaset SPA	1,748,324

		7,639,542

	Mexico—1.4%
685,100	Embotelladoras Arca SA de CV	2,799,183

	Netherlands—3.9%
47,880	Akzo Nobel NV	2,958,142
159,109	Unilever NV, CVA	4,762,474

		7,720,616

	South Korea—1.7%
188,775	SK Telecom Company Ltd., ADR	3,297,899

	Switzerland—10.8%
56,265	Nestle SA, Registered	3,014,968
109,500	Novartis AG, Registered	6,315,907
51,500	Roche Holding AG	7,074,364
20,400	Zurich Financial Services AG	4,808,967

		21,214,206

	United Kingdom—14.8%
911,100	BAE Systems PLC	4,914,428
104,675	British American Tobacco PLC	3,916,653
362,000	Diageo PLC, Sponsored ADR	6,252,002
139,505	GlaxoSmithKline PLC	2,757,785
235,800	Pearson PLC	3,661,849
139,000	Provident Financial PLC	1,804,854
2,272,400	Vodafone Group PLC	5,625,498

		28,933,069

	United States—35.0%
144,900	Arthur J. Gallagher & Company	3,821,013
166,650	AT&T, Inc.	4,766,190
115,000	Automatic Data Processing, Inc.	4,833,450
60,460	Coca-Cola Company/The	3,538,119
88,390	ConocoPhillips	5,076,238
72,670	Emerson Electric Company	3,826,802
157,680	Exelon Corporation	6,714,014
208,540	Federated Investors, Inc., Class B	4,746,370
111,600	Genuine Parts Company	4,976,244
93,055	Home Depot, Inc.	2,947,983
109,365	Johnson & Johnson	6,776,255
74,250	Kimberly-Clark Corporation	4,829,963
32,294	McDonald’s Corporation	2,406,226
119,755	Philip Morris International, Inc.	6,708,675
90,360	Sysco Corporation	2,577,067

		68,544,609

	TOTAL COMMON STOCKS (COST $155,399,864)	167,403,736

	REGISTERED INVESTMENT COMPANY—3.9%
7,577,325	Dreyfus Government Prime Cash Management	7,577,325

	TOTAL REGISTERED INVESTMENT COMPANY (COST $7,577,325)	7,577,325

Face Value
	TREASURY BILLS—11.6%
	Germany—9.1%
€13,000,000	0.119% * due 10/13/10	17,746,991

	United States—2.5%
$5,000,000	0.157% * due 12/16/10	4,998,630

TOTAL TREASURY BILLS (COST $21,495,303)		22,745,621

TOTAL INVESTMENTS (Cost $184,472,492**)	101.0%	197,726,682
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(1,918,861)

NET ASSETS	100.0%	$195,807,821

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $184,472,492.
Abbreviations:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
€— European Union Euro
SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification
September 30, 2010 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.7%
Insurance	11.4
Energy	9.1
Telecommunication Services	7.0
Beverage	6.4
Diversified Financials	5.8
Tobacco	5.4
Capital Goods	4.5
Retailing	4.0
Food	4.0
Utilities	3.4
Media	2.8
Software & Services	2.5
Household & Personal Products	2.5
Food & Staples Retailing	2.3
Materials	1.5
Consumer Services	1.2

Total Common Stocks	85.5

Registered Investment Company	3.9
Treasury Bills	11.6
Other Assets and Liabilities (Net)	(1.0)

Net Assets	100.0%

Portfolio Composition
September 30, 2010 (Unaudited)
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Statements of Assets and Liabilities
September 30, 2010 (Unaudited)

		Global Value
		Fund II -		Worldwide High
	Global Value	Currency	Value	Dividend Yield
	Fund	Unhedged (a)	Fund	Value Fund
ASSETS
Investments, at cost	$2,954,774,899	$54,948,440	$277,358,374	$184,472,492

Investments, at value (Note 2)	$4,490,459,752	$57,189,013	$399,420,391	$197,726,682
Cash	14	—	—	—
Foreign currency (b)	176,283	7,632	—	53,429
Dividends and interest receivable	7,475,503	110,916	670,880	552,286
Receivable for investment securities sold	12,633,823	—	—	—
Recoverable foreign withholding taxes	9,134,379	33,980	322,948	117,001
Receivable for Fund shares sold	3,140,038	115,652	3,971	1,330,437
Unrealized appreciation of forward exchange contracts (Note 2)	24,496,844	—	2,093,374	—
Prepaid expense	202,362	7,663	18,740	6,911

Total Assets	4,547,718,998	57,464,856	402,530,304	199,786,746

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$114,640,713	$—	$3,193,943	$—
Payable for investment securities purchased	21,376,299	1,101,030	—	3,787,995
Payable for Fund shares redeemed	5,396,256	18,056	371,296	24,393
Investment advisory fee payable (Note 3)	2,799,726	27,851	254,238	127,496
Transfer agent fees payable (Note 3)	245,076	5,512	42,966	13,972
Custodian fees payable (Note 3)	195,059	1,624	10,095	2,448
Administration and accounting fees payable (Note 3)	95,174	1,276	8,752	4,233
Accrued expenses and other payables	2,039,404	40,492	63,053	18,388

Total Liabilities	146,787,707	1,195,841	3,944,343	3,978,925

NET ASSETS	$4,400,931,291	$56,269,015	$398,585,961	$195,807,821

NET ASSETS consist of
Undistributed net investment income	$47,958,795	$350,154	$3,405,859	$84,698
Accumulated net realized gain (loss) on securities, forward exchange contracts and foreign currencies	122,322,701	24,441	22,175,017	(10,589,545)
Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	1,446,554,139	2,244,103	120,986,977	13,266,670
Par value	19,497	529	2,129	2,250
Paid-in capital in excess of par value	2,784,076,159	53,649,788	252,015,979	193,043,748

Total Net Assets	$4,400,931,291	$56,269,015	$398,585,961	$195,807,821

CAPITAL STOCK, (common stock outstanding)	194,968,635	5,286,593	21,293,509	22,501,229

NET ASSET VALUE, offering and redemption price per share	$22.57	$10.64	$18.72	$8.70

(a)	The Tweedy, Browne Global Value Fund II — Currency Unhedged commenced operations on October 26, 2009.

(b)	Foreign currency held at cost for the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund was $175,716, $7,652, $0 and $53,593, respectively.
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Statements of Operations
For the Six Months Ended September 30, 2010 (Unaudited)

		Global Value
		Fund II -		Worldwide High
	Global Value	Currency	Value	Dividend Yield
	Fund	Unhedged	Fund	Value Fund
INVESTMENT INCOME
Dividends	$77,709,378	$702,202	$5,931,420	$3,510,061
Foreign withholding taxes	(8,771,155)	(66,404)	(505,407)	(212,099)
Interest	210,138	—	10,424	9,364

Total Investment Income	69,148,361	635,798	5,436,437	3,307,326

EXPENSES
Investment advisory fee (Note 3)	26,272,720	283,888	2,426,320	1,007,411
Custodian fees (Note 3)	893,043	12,425	28,017	16,585
Transfer agent fees (Note 3)	686,877	17,873	121,458	37,830
Administration and accounting fees (Note 3)	565,112	7,471	53,442	22,994
Legal and audit fees	284,796	8,504	30,626	9,909
Directors’ fees and expenses (Note 3)	176,415	654	18,549	4,632
Organizational expenses	—	39,373	—	—
Other	417,799	27,929	61,715	33,018

Total Expenses before waivers	29,296,762	398,117	2,740,127	1,132,379

Less: Investment advisory fees waived and/or expenses reimbursed (Note 3)	—	(86,287)	—	(27,294)

Net Expenses	29,296,762	311,830	2,740,127	1,105,085

NET INVESTMENT INCOME	39,851,599	323,968	2,696,310	2,202,241

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 2 and 4):
Net realized gain (loss) on:
Securities	103,139,970	34,582	9,185,870	1,868,468
Forward exchange contracts (a)	51,840,764	—	1,873,767	—
Foreign currencies and net other assets	(306,469)	(10,140)	(11,454)	(599,627)

Net realized gain on investments during the period	154,674,265	24,442	11,048,183	1,268,841

Net unrealized appreciation (depreciation) of:
Securities	6,624,108	1,667,285	(16,326,099)	1,684,408
Forward exchange contracts (a)	(114,744,346)	—	(4,280,199)	—
Foreign currencies and net other assets	810,770	3,608	13,905	12,114

Net unrealized appreciation (depreciation) of investments during the period	(107,309,468)	1,670,893	(20,592,393)	1,696,522

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	47,364,797	1,695,335	(9,544,210)	2,965,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,216,396	$2,019,303	$(6,847,900)	$5,167,604

(a)	Primary risk exposure being hedged is currency risk.
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Statements of Changes in Net Assets

	Global Value Fund
	Six Months
	Ended
	9/30/2010	Year Ended
	(Unaudited)	3/31/2010
INVESTMENT ACTIVITIES:
Net investment income	$39,851,599	$63,378,883

Net realized gain (loss) on securities, forward exchange contracts and currency transactions during the period	154,674,265	403,909,314

Net unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets during the period	(107,309,468)	1,264,499,839

Net increase (decrease) in net assets resulting from operations	87,216,396	1,731,788,036

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(65,076,197)

Net increase (decrease) in net assets from Fund share transactions	7,848,538	(455,420,373)

Redemption Fees	45,815	169,090

Net increase (decrease) in net assets	95,110,749	1,211,460,556

NET ASSETS
Beginning of period	4,305,820,542	3,094,359,986

End of period	$4,400,931,291	$4,305,820,542

Undistributed (distributions in excess of) net investment income at end of period	$47,958,795	$8,107,196

(a)	The Tweedy, Browne Global Value Fund II — Currency Unhedged commenced operations on October 26, 2009.
SEE NOTES TO FINANCIAL STATEMENTS

Global Value Fund II -				Worldwide High Dividend
Currency Unhedged		Value Fund		Yield Value Fund
Six Months		Six Months		Six Months
Ended		Ended		Ended
9/30/2010	Period Ended	9/30/2010	Year Ended	9/30/2010	Year Ended
(Unaudited)	3/31/2010 (a)	(Unaudited)	3/31/2010	(Unaudited)	3/31/2010
$323,968	$3,979	$2,696,310	$5,134,245	$2,202,241	$2,728,701

24,442	(2,358)	11,048,183	22,027,289	1,268,841	4,891,428

1,670,893	573,210	(20,592,393)	120,042,298	1,696,522	31,514,939

2,019,303	574,831	(6,847,900)	147,203,832	5,167,604	39,135,068

—	(7,147)	—	(4,497,188)	(2,076,858)	(2,849,813)

19,670,564	34,005,329	2,390,477	(44,450,144)	47,608,495	28,891,458

4,635	1,500	—	—	14,762	4,175

21,694,502	34,574,513	(4,457,423)	98,256,500	50,714,003	65,180,888

34,574,513	—	403,043,384	304,786,884	145,093,818	79,912,930

$56,269,015	$34,574,513	$398,585,961	$403,043,384	$195,807,821	$145,093,818

$350,154	$26,186	$3,405,859	$709,549	$84,698	$(40,685)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Financial Highlights

Tweedy, Browne Global Value Fund
For a Fund share outstanding throughout each period/year.

	Six Months
	Ended		Year	Year		Year	Year	Year
	9/30/10		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		3/31/10	3/31/09		3/31/08	3/31/07	3/31/06
Net asset value, beginning of period/year	$22.13		$14.15	$27.21		$32.31	$28.56	$24.08

Income from investment operations:
Net investment income	0.20		0.33	0.66	(a)(b)	0.50	0.47	0.34
Net realized and unrealized gain (loss) on investments	0.24		7.98	(10.90)		(2.24)	4.06	4.51

Total from investment operations	0.44		8.31	(10.24)		(1.74)	4.53	4.85

Distributions:
Dividends from net investment income	—		(0.33)	(0.75)		(0.48)	(0.43)	(0.37)
Distributions from net realized gains	—		—	(2.07)		(2.88)	(0.35)	—

Total distributions	—		(0.33)	(2.82)		(3.36)	(0.78)	(0.37)

Redemption fees (c)	0.00		0.00	0.00		0.00	0.00	0.00

Net asset value, end of period/year	$22.57		$22.13	$14.15		$27.21	$32.31	$28.56

Total return (d)	1.99%		58.85%	(38.57)%		(6.35)%	16.01%	20.24%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$4,400,931		$4,305,821	$3,094,360		$6,663,870	$8,323,689	$8,060,962
Ratio of operating expenses to average net assets	1.39	%(e)	1.40%	1.40%		1.37%	1.37%	1.38%
Ratio of net investment income to average net assets	1.90	%(e)	1.62%	3.05	%(b)	1.45%	1.53%	1.33%
Portfolio turnover rate	5%		7%	16%		9%	13%	6%

(a)	Net investment income per share was calculated using the average shares method.

(b)	For year ended 3/31/09, investment income per share reflects a special dividend which amounted to $0.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.42% per share.

(c)	Amount represents less than $0.01 per share.

(d)	Total return represents aggregate total return for the periods indicated.

(e)	Annualized.
Tweedy, Browne Global Value Fund II — Currency Unhedged
For a Fund share outstanding throughout the period.

	Six Months
	Ended		Period
	9/30/10		Ended
	(Unaudited)		3/31/10 (a)
Net asset value, beginning of period	$10.27		$10.00

Income from investment operations:
Net investment income	0.07		0.00	(b)
Net realized and unrealized gain (loss) on investments	0.30		0.27

Total from investment operations	0.37		0.27

Distributions:
Dividends from net investment income (b)	—		0.00
Distributions from net realized gains	—		—

Total distributions (b)	—		0.00

Redemption fees (b)	0.00		0.00

Net asset value, end of period	$10.64		$10.27

Total return (c)	3.60%		2.74%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$56,269		$34,575
Ratio of operating expenses to average net assets	1.37	%(d)	1.37	%(d)
Ratio of operating expenses to average net assets excluding waivers and/or reimbursement of expenses	1.76	%(d)	2.56	%(d)
Ratio of net investment income to average net assets	1.43	%(d)	0.04	%(d)
Portfolio turnover rate	0.30%		0.00%

(a)	The Tweedy, Browne Global Value Fund II — Currency Unhedged commenced operations on October 26, 2009.

(b)	Amount represents less than $0.01 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Financial Highlights
Tweedy, Browne Value Fund
For a Fund share outstanding throughout each period/year.

	Six Months
	Ended		Year	Year	Year	Year	Year
	9/30/10		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
Net asset value, beginning of period/year	$19.03		$12.73	$20.90	$24.65	$24.27	$24.67

Income from investment operations:
Net investment income	0.13		0.24	0.18	0.22	0.21	0.30	(a)
Net realized and unrealized gain(loss) on investments	(0.44)		6.27	(6.22)	(1.43)	2.38	1.49

Total from investment operations	(0.31)		6.51	(6.04)	(1.21)	2.59	1.79

Distributions:
Dividends from net investment income	—		(0.21)	(0.20)	(0.19)	(0.27)	(0.33)
Distributions from net realized gains	—		—	(1.93)	(2.35)	(1.94)	(1.86)

Total distributions	—		(0.21)	(2.13)	(2.54)	(2.21)	(2.19)

Net asset value, end of period/year	$18.72		$19.03	$12.73	$20.90	$24.65	$24.27

Total return (b)	(1.63)%		51.18%	(30.01)%	(5.41)%	10.76%	7.41%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$398,586		$403,043	$304,787	$411,237	$515,527	$548,169
Ratio of operating expenses to average net assets	1.41	%(c)	1.42%	1.41%	1.37%	1.38%	1.36%
Ratio of net investment income to average net assets	1.39	%(c)	1.40%	1.02%	0.83%	0.80%	1.08	%(a)
Portfolio turnover rate	7%		11%	37%	11%	9%	9%

(a)	For year ended 3/31/06, investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.88% per share.

(b)	Total return represents aggregate total return for the periods indicated.

(c)	Annualized.
Tweedy, Browne Worldwide High Dividend Yield Value Fund
For a Fund share outstanding throughout each period/year.

	Six Months
	Ended		Year	Year	Period
	9/30/10		Ended	Ended	Ended
	(Unaudited)		3/31/10	3/31/09	3/31/08 (a)
Net asset value, beginning of period/year	$8.62		$6.09	$9.70	$10.00

Income from investment operations:
Net investment income	0.11		0.20	0.22	0.10
Net realized and unrealized gain (loss) on investments	0.08		2.53	(3.57)	(0.37)

Total from investment operations	0.19		2.73	(3.35)	(0.27)

Distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.26)	(0.03)
Distributions from net realized gains	—		—	—	—

Total distributions	(0.11)		(0.20)	(0.26)	(0.03)

Redemption fees (b)	0.00		0.00	0.00	0.00

Net asset value, end of period/year	$8.70		$8.62	$6.09	$9.70

Total return (c)	2.34%		45.19%	(35.25)%	(2.69)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$195,808		$145,094	$79,913	$70,386
Ratio of operating expenses to average net assets	1.37	%(d)	1.37%	1.37%	1.37	%(d)
Ratio of operating expenses to average net assets excluding waivers and/or reimbursement of expenses	1.41	%(d)	1.46%	1.54%	1.86	%(d)
Ratio of net investment income to average net assets	2.73	%(d)	2.36%	2.99%	2.38	%(d)
Portfolio turnover rate	16%		18%	38%	2%

(a)	The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

(b)	Amount represents less than $0.01 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)
1. Organization
     Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States (“U.S.”) Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II — Currency Unhedged (“Global Value Fund II — Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”), (each a “Fund” and together, the “Funds”), are each a diversified series of the Company.
     The Funds commenced operations as follows:

Commencement of
Fund	Operations

Global Value Fund	06/15/93

Global Value Fund II — Currency Unhedged	10/26/09

Value Fund	12/08/93

Worldwide High Dividend Yield Value Fund	09/05/07

     The Global Value Fund and Global Value Fund II -Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Investment Adviser”) believes are undervalued. The Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that Tweedy, Browne believes are undervalued. The Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that Tweedy, Browne believes to have above-average dividend yields and valuations that are reasonable.
2. Significant Accounting Policies
     The preparation of financial statements in accordance with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
     Portfolio Valuation Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.
     Fair Value Measurements The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ assets carried at fair value as of September 30, 2010 is as follows:

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)

	Global Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	September 30, 2010	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks
Canada	$47,470,390	$47,470,390	$—	$—
Czech Republic	1,453,252	1,453,252	—	—
Finland	129,353,302	129,353,302	—	—
France	294,618,027	294,618,027	—	—
Germany	649,545,435	649,545,435	—	—
Hong Kong	53,667,000	53,667,000	—	—
Ireland	91,031	—	—	91,031
Italy	87,682,394	86,790,865	891,529	—
Japan	285,787,263	284,991,872	795,391	—
Mexico	224,678,236	224,678,236	—	—
Netherlands	426,309,965	426,309,965	—	—
Norway	85,237,509	85,237,509	—	—
Singapore	98,833,010	98,833,010	—	—
South Korea	154,451,285	154,451,285	—	—
Spain	75,208,453	75,208,453	—	—
Sweden	366,197	366,197	—	—
Switzerland	691,919,904	668,860,752	23,059,152	—
Thailand	40,880,738	40,880,738	—	—
United Kingdom	318,789,748	318,789,748	—	—
United States	343,435,041	343,435,041	—	—
Preferred Stocks	11,747,752	11,747,752	—	—
Registered Investment Company	347,814,470	347,814,470	—	—
Convertible Corporate Bond
Switzerland	6,132,361	—	6,132,361	—
U.S. Treasury Bill	114,986,989	—	114,986,989	—

Total Investments in Securities	4,490,459,752	4,344,503,299	145,865,422	91,031
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	24,496,844	—	24,496,844	—
Liability
Unrealized depreciation of forward exchange contracts	(114,640,713)	—	(114,640,713)	—

Total	$4,400,315,883	$4,344,503,299	$55,721,553	$91,031

Global Value Fund II - Currency Unhedged
Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	September 30, 2010	Price	Inputs	Inputs

Investments in Securities*	$57,189,013	$57,189,013	$—	$—

*	See Portfolio of Investments for security type and country breakout.

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)

	Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	September 30, 2010	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks*	$366,309,488	$366,309,488	$—	$—
Registered Investment Company	20,114,465	20,114,465	—	—
U.S. Treasury Bill	12,996,438	—	12,996,438	—

Total Investments in Securities	399,420,391	386,423,953	12,996,438	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	2,093,374	—	2,093,374	—
Liability
Unrealized depreciation of forward exchange contracts	(3,193,943)	—	(3,193,943)	—

Total	$398,319,822	$386,423,953	$11,895,869	$—

*	See Portfolio of Investments for country breakout.

Worldwide High Dividend Yield Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	September 30, 2010	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks *	$167,403,736	$167,403,736	$—	$—
Registered Investment Company	7,577,325	7,577,325	—	—
Treasury Bills *	22,745,621	—	22,745,621	—

Total Investments in Securities	$197,726,682	$174,981,061	$22,745,621	$—

*	See Portfolio of Investments for country breakout.
     The following is a reconciliation of the Global Value Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Equity Securities
	Total	Ireland

Balance as of March 31, 2010	$90,224	$90,224
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	807	807
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	—	—

Balance as of September 30, 2010	$91,031	$91,031

     The net unrealized gains presented in the table above relate to investments that were held during the six months ended September 30, 2010. The Global Value Fund presents these gains on the Statements of Operations as net unrealized appreciation of securities.
     At the end of each calendar quarter, management evaluates the pricing inputs used for Level 1 and 2 assets. As of September 30, 2010, securities with an end of period value of $24,233,251 held by the Global Value Fund were transferred from Level 1 into Level 2 due to low trading volume. As of that date, securities with an end of period value of $8,717,850, $129,567 and $1,492,310 held by the Global Value Fund, Global Value Fund II — Currency Unhedged and Value Fund, respectively, were transferred from Level 2 into Level 1, due to higher trading volume.

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)
     Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of Securities. All other unrealized gains and losses which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
     Forward Exchange Contracts The Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.
     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
     For open contracts at September 30, 2010, see the Schedule of Investments, which is also indicative of activity for the six months ended September 30, 2010.
     Securities Transactions and Investment Income Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend. Large nonrecurring dividends recognized by a Fund are presented separately on the Statement of Operations as “special dividends” and the impact of these dividends to net investment income per share is presented in the financial highlights. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Funds’ custodian applies for refunds on behalf of each Fund where available.
     Tweedy, Browne is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the six months ended September 30, 2010, Global Value Fund, Global Value Fund II - Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund reimbursed Tweedy, Browne $165, $150, $270 and $540, respectively, for such transaction charges.
     Dividends and Distributions to Shareholders Dividends from net investment income, if any, will be declared and paid annually for the Global Value Fund, Global Value Fund II -Currency Unhedged, and Value Fund and semi-annually for the Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.
     The character of distributions paid on a tax basis during the fiscal year ended March 31, 2010 is as follows:

				Worldwide
		Global Value		High
		Fund II -		Dividend
Distributions	Global	Currency		Yield
paid from:	Value Fund	Unhedged	Value Fund	Value Fund

Investment income	$65,076,197	$7,147	$4,497,188	$2,849,813

Short-term capital gain	—	—	—	—

Ordinary income	65,076,197	7,147	4,497,188	2,849,813

Long-term capital gain	—	—	—	—

Total Distributions	$65,076,197	$7,147	$4,497,188	$2,849,813

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)
     As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

		Global		Worldwide
		Value		High
		Fund II -		Dividend
	Global	Currency		Yield
	Value Fund	Unhedged	Value Fund	Value Fund

Undistributed ordinary income	$8,555,455	$26,572	$737,654	$433,073

Undistributed realized gain	—	—	14,306,464	—

Unrealized appreciation/ (depreciation)	1,530,178,190	573,287	138,388,116	11,569,781

Accumulated capital and other losses	(8,951,236)	(2,357)	(28,105)	(12,278,820)

Total	$1,529,782,409	$597,502	$153,404,129	$(275,966)

     Federal Income Taxes Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
     Reclassifications are recorded to the Funds’ capital accounts for any permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. For the year ended March 31, 2010, permanent book and tax basis differences resulting primarily from differing treatments for foreign currency transactions and equalization were identified and reclassified among the components of each Fund’s net assets as follows:

		Global		Worldwide
		Value		High
		Fund II -		Dividend
	Global	Currency		Yield
	Value Fund	Unhedged	Value Fund	Value Fund

Undistributed ordinary income	$(187,424)	$29,354	$20,585	$582,295

Undistributed net realized gain (loss)	187,424	2,357	(20,585)	(582,295)

Paid-in capital	—	(31,711)	—	—

Results of operations and net assets were not affected by these reclassifications.
     As of March 31, 2010, the Global Value Fund had a capital loss carryforward of $8,502,977, expiring in 2018 and the Worldwide High Dividend Yield Value Fund had a capital loss carryforward of $11,858,386, of which $3,065,719 expires in 2017 and $8,792,667 expires in 2018, which may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
     Net capital and foreign currency losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October capital losses are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses will offset future net investment income and thereby reduce future ordinary income distributions. For the year ended March 31, 2010, the Funds deferred to April 1, 2010 post-October capital and currency losses of:

		Foreign
Fund	Capital Losses	Currency Losses

Global Value Fund	$—	$448,259

Global Value Fund II - Currency Unhedged	—	2,357

Value Fund	—	28,105

Worldwide High Dividend Yield Value Fund	—	420,434

     The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
     Expenses Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method. Depending on their nature, costs to organize and offer the Global Value Fund II - Currency Unhedged were either expensed as incurred or capitalized and amortized to expense, on a straight line basis, over the first twelve months of the Fund’s operations.
3. Investment Advisory Fee, Other Related Party
Transactions and Administration Fee
     The Company, on behalf of each Fund, has entered into separate investment advisory agreements with Tweedy, Browne (each, an “Advisory Agreement”). Under each Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of each Fund’s average daily net assets. The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2010, Tweedy, Browne received $26,272,720, $283,888, $2,426,320 and $1,007,411 for Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. In the six month period ended September 30, 2010, Tweedy, Browne waived $86,287 and $27,294 for Global Value Fund II — Currency Unhedged and Worldwide High Dividend Yield Value Fund, respectively.

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)
     The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Global Value Fund II — Currency Unhedged and the Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses for each Fund (excluding fees and expenses from investments in other investment companies, brokerage, interest, taxes and extraordinary expenses) at no more than 1.37% of each Fund’s average daily net assets. This arrangement will continue at least through December 31, 2011. In this arrangement, Global Value Fund II — Currency Unhedged and Worldwide High Dividend Yield Value Fund have agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to such repayment such adjusted total annual fund operating expenses would not exceed 1.37% of each Fund’s average daily net assets on an annualized basis. At September 30, 2010, the amount of potential recovery expiring March 31, 2012 and March 31, 2013 on Global Value II — Currency Unhedged was $106,135 and $86,287, respectively. At September 30, 2010, the amount of potential recovery expiring March 31, 2011, March 31, 2012 and March 31, 2013 on Worldwide High Dividend Yield Value Fund was $124,612, $109,158 and $27,294, respectively.
     As of September 30, 2010, the current and retired managing directors and their families, as well as employees of Tweedy, Browne, have approximately $89.7 million, $2.6 million, $48.2 million and $3.6 million of their own money invested in Global Value Fund, Global Value Fund II -Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.
     The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Funds’ net assets:

		Between	Between
		$1 Billion	$5 Billion
	Up to	and	and	Exceeding
	$1 Billion	$5 Billion	$10 Billion	$10 Billion

Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%

Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. Effective January 2010, the Company pays each Non-Interested Director $100,000 annually, to be paid quarterly in $25,000 increments plus out-of-pocket expenses for their services as directors. The annual fee of $100,000 paid to each Non-Interested Director is divided proportionately between the Funds. The current allocation ratio of the annual fee is based on the average net assets of the Funds. Total Directors’ fees paid by Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund for the six months ended September 30, 2010, excluding any out-of-pocket expenses, were $176,300, $650, $18,450 and $4,600, respectively.
     Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ custodian pursuant to a custody agreement (the “Custody Agreement”). BNY Mellon also serves as the Funds’ transfer agent. Tweedy, Browne also serves as the distributor to the Funds and pays all distribution fees. No distribution fees are paid by the Funds.
4. Securities Transactions
     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2010, are as follows:

		Global		Worldwide
		Value		High
		Fund II -		Dividend
	Global	Currency		Yield
	Value Fund	Unhedged	Value Fund	Value Fund

Purchases	$310,646,390	$17,974,227	$30,102,630	$62,303,518

Sales	183,687,859	101,193	22,517,704	22,287,195

     The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) as computed on a federal income tax basis, at September 30, 2010 for each Fund is as follows:

	Gross	Gross	Net
	Appreciation	(Depreciation)	Appreciation

Global Value Fund	$1,655,420,668	$(119,735,815)	$1,535,684,853

Global Value Fund II - Currency Unhedged	3,461,274	(1,220,701)	2,240,573

Value Fund	126,011,253	(3,949,236)	122,062,017

Worldwide High Dividend Yield Value Fund	16,629,681	(3,375,491)	13,254,190

5. Capital Stock
     The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 of the unissued shares have been designated as shares of the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund, Global Value Fund II - Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by each Fund.

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)
     Changes in shares outstanding for the six months ended September 30, 2010 were as follows:

	Global Value Fund
	Shares	Amount

Sold	14,409,971	$310,843,310
Reinvested	—	—
Redeemed	(13,983,490)	(302,994,772)

Net Increase	426,481	$7,848,538

	Global Value Fund II - Currency Unhedged
	Shares	Amount

Sold	2,435,277	$24,809,745
Reinvested	—	—
Redeemed	(515,917)	(5,139,181)

Net Increase	1,919,360	$19,670,564

	Value Fund
	Shares	Amount

Sold	1,744,167	$32,207,005
Reinvested	—	—
Redeemed	(1,630,042)	(29,816,528)

Net Increase	114,125	$2,390,477

	Worldwide High Dividend Yield Value Fund
	Shares	Amount

Sold	7,266,688	$60,849,477
Reinvested	253,431	1,959,020
Redeemed	(1,854,364)	(15,200,002)

Net Increase	5,665,755	$47,608,495

Changes in shares outstanding for the year ended March 31, 2010 were as follows:

	Global Value Fund
	Shares	Amount

Sold	16,183,502	$310,820,977
Reinvested	2,847,795	60,316,177
Redeemed	(43,193,564)	(826,557,527)

Net Decrease	(24,162,267)	$(455,420,373)

	Global Value Fund II - Currency Unhedged*
	Shares	Amount

Sold	3,729,320	$37,683,306
Reinvested	695	7,077
Redeemed	(362,782)	(3,685,054)

Net Increase	3,367,233	$34,005,329

	Value Fund
	Shares	Amount

Sold	2,194,770	$34,928,495
Reinvested	231,562	4,242,285
Redeemed	(5,193,075)	(83,620,924)

Net Decrease	(2,766,743)	$(44,450,144)

	Worldwide High Dividend Yield Value Fund
	Shares	Amount

Sold	5,640,817	$44,099,433
Reinvested	357,131	2,731,743
Redeemed	(2,280,415)	(17,939,718)

Net Increase	3,717,533	$28,891,458

*    Commenced operations on October 26, 2009.
6. Foreign Securities
     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.
7. Securities Lending
     The Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities. At September 30, 2010, the Funds did not have any securities out on loan.
8. New Accounting Pronouncement
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.
9. Subsequent Events
     Management has evaluated the impact of all subsequent events on the Funds through the date that the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)
10. Portfolio Information
     The Company files the Funds’ complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available (1) on the SEC’s website at http://www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 1-800-432-4789 or by visiting the Fund’s website at www.tweedy.com. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.
11. Proxy Voting Information
     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.
12. Advisory Agreements
     Approval of the Renewal of the Investment Advisory Agreements for the Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund
     On May 20, 2010, the Company’s Board of Directors (the “Board”), including a majority of the Independent Directors, approved the renewal of the Advisory Agreements between Tweedy, Browne and the Company on behalf of the Global Value Fund, the Value Fund and the Worldwide High Dividend Yield Value Fund for an additional one-year term. In considering whether to approve the continuance of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.
     A. Information Received
     During the course of each year, the Board receives a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed reports on each Fund’s investment results, portfolio composition, and portfolio trading practices, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Funds. In addition, the Board reviewed supplementary information, including comparative industry data with regard to advisory fees and expenses; financial and profitability information regarding Tweedy, Browne; sample reports demonstrating Tweedy, Browne’s extensive research process; fact sheets and performance histories for each of the Funds since inception; information for several of Tweedy, Browne’s managed account performance composites; fee schedules; information regarding fees paid to intermediaries; information about the key personnel of Tweedy, Browne; and information concerning Tweedy, Browne’s brokerage services and best execution policy.
     In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.
     B. Nature, Extent and Quality of Services
     The Board reviewed materials concerning the depth and quality of Tweedy, Browne’s investment management process. The Board considered a variety of services provided by Tweedy, Browne to the Funds over the past year, including: providing “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best prices and execution; monitoring the Funds’ service providers and performing shadowing functions; monitoring information with regard to corporate reorganizations involving the Funds’ portfolio companies; preparing the Funds’ semi-annual and annual reports to shareholders; monitoring certain aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of redemption fees for the Global Value Fund and Worldwide High Dividend Yield Value Fund; arranging for proxy voting of portfolio securities; actively monitoring and assessing valuation issues for the Funds; and preparing various regulatory filings for the Funds.
     In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; communicating with the Funds’ shareholders through market commentary; participating in ongoing training and weekly monitoring of PNC Global Investment Servicing (U.S.) Inc.’s (now known as BNY Mellon Investment

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)
Servicing (US) Inc.) shareholder services representatives; and generally assisting each Fund in the conduct of its business.
     The Board then noted that Tweedy, Browne also serves as the Funds’ distributor and that it acts as the Funds’ introducing broker for substantially all transactions in U.S. equity securities, for which it is reimbursed by the Funds only for settlement costs. The Board noted that Tweedy, Browne does not charge the Funds any separate brokerage commissions for such services, and the Board concluded that this arrangement benefits the Funds and their shareholders by protecting the confidentiality of the Funds’ trading positions. The Board also considered Tweedy, Browne’s commitment to staff development and long-term and contingency planning with regard to its advisory business. The Board noted that notwithstanding the current market environment, Tweedy, Browne has not cut back on personnel or resources.
     In considering Tweedy, Browne’s services, both in managing the Funds’ portfolios and in overseeing all aspects of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds, and that it is likely that Tweedy, Browne will continue to be in a position to do so for the long-term. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders.
     C. Investment Performance
     The Board examined the short-term and long-term investment performance of each Fund, both in absolute terms and relative to the performance of perceived direct competitors pursuing comparable investment objectives, as well as to the various benchmarks against which the Funds were compared. In considering the Global Value Fund’s performance, the Board observed that the Fund had exhibited excellent absolute and relative performance, noting that the Fund’s annualized rate of return of 10.22% from inception through March 31, 2010 exceeded the returns of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) in both U.S. dollars and hedged currency for the same period. The Board considered that, over the long-term, the Global Value Fund’s performance had exceeded the performance of the majority of other funds in its peer group. The Board noted that the aggregate total return for the Global Value Fund for the 10-year period ended March 31, 2010 exceeded the Morningstar average of all funds in the Foreign Stock Funds category by 440 basis points per year. It was also noted that for the past 3-year, 5-year and 10-year periods the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk.
     The Board then considered the Value Fund’s performance, noting that the Fund had enjoyed good relative performance in most measurement periods in comparison to its relevant benchmark indices. In particular, the Board noted that as of March 31, 2010, the Value Fund’s total returns outperformed the S&P 500 Index over the past 1-year, 3-year, 5-year, 10-year, 15-year and since-inception periods. The Board further noted that the Value Fund outperformed its peer group for the past 1-year, 3-year and 5-year periods ending March 31, 2010. The Board also noted that the Value Fund has also been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings.
     The Board examined the performance of the Worldwide High Dividend Yield Value Fund, noting that the Fund commenced operations on September 5, 2007. The Board noted that since the Worldwide High Dividend Yield Value Fund’s inception date, the Fund has lost 8.52% compared to a loss of 18.39% for the MSCI World Index (in U.S.$). The Board examined data indicating that for the calendar year 2008, the Worldwide High Dividend Yield Value Fund ranked in the top 12% of all World Stock Funds in the Morningstar Principia Pro database and ranked first in Lipper’s Global Large Cap Value Category. It was noted during 2009, the Worldwide High Dividend Yield Value Fund was up 28.18% compared to a gain of 29.99% for the MSCI World Index (in U.S. $). The Board then considered the long-term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the Worldwide High Dividend Yield Value Fund’s investment strategy is based. Since 1979, the Global High Dividend Strategy has produced compounded returns at an annualized rate of return of 13.36% (net of actual and hypothetical fees) which has outpaced the S&P 500 Index and the MSCI World Index (in U.S. $), on an annualized basis over the same period, by 1.99% and 3.63%, respectively.
     After reviewing each Fund’s performance relative to its direct competitors, comparable investment strategy (in the case of the Worldwide High Dividend Yield Value Fund), and to its benchmark indices over various periods of time, the Board concluded that it was satisfied with each Fund’s performance, and further concluded that Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements.
     D. Advisory Fees and Total Expenses
     The Board reviewed the advisory fees and total expenses of the Funds, noting that each Fund pays an advisory fee of 1.25% of assets under management. The Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. After reviewing the Fund-specific fee and expense data, the Board considered the “hidden costs” of mutual funds associated with frequent trading and tax liabilities.
     In considering comparative fee data, the Board reviewed the expense ratios for each Fund alongside those of its direct competitors and of its relevant Morningstar category averages. The Board noted that the expense ratios of the Global Value

TWEEDY, BROWNE FUND INC.
Notes to Financial Statements (Unaudited)
Fund and Worldwide High Dividend Yield Value Fund, respectively, were lower than that of each Fund’s respective Morningstar category. The Board considered that the total expense ratios of the Global Value Fund and Value Fund, respectively, had declined since each Fund’s inception. The Board noted that with respect to the Worldwide High Dividend Yield Value Fund, certain expenses had been partially reimbursed by Tweedy, Browne since the Fund’s inception in September 2007 in order to assist the Fund in building assets. This has resulted in keeping the Fund’s net expenses in line with the expense ratio of the Global Value Fund. The Board compared the advisory fees paid by the Funds against Tweedy, Browne’s standard fee rate for separate account portfolios. The Board compared the Funds’ expense ratios to funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management.
     After reviewing this fee and expense data, together with the Board’s observation that Tweedy, Browne provided a high level of integrity and service to the Funds’ shareholders, the Board determined that the fees charged under the Advisory Agreements are fair and reasonable.
     E. Adviser Costs, Level of Profits and Economies of Scale
     The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board also noted that Tweedy, Browne had absorbed the entire expense of the Funds’ Chief Compliance Officer since her appointment in June 2004. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne’s relationship with the Company as a whole, and with each Fund separately.
     The Board considered Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with respect to non-U.S. securities. The Board also noted that a consequence of Tweedy, Browne’s investment discipline for the Global Value Fund and Value Fund, which focuses on smaller and medium market capitalization issues, is that its cost of research per dollar is likely to be higher than would be the case for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. With respect to the Worldwide High Dividend Yield Value Fund, the Board noted that although the Fund has a higher proportion of large market capitalization holdings, Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board determined that such research strategy would therefore not be less intensive or less expensive than that employed by Tweedy, Browne on behalf of the other Funds. The Board concluded that Tweedy, Browne’s profitability from its client relationships, including its relationship with the Funds, is reasonable.
     F. Ancillary Benefits
     The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including benefits derived by Tweedy, Browne from “soft dollar” arrangements with broker-dealers. The Board considered materials concerning Tweedy, Browne’s brokerage allocation policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares.
     G. Conclusion
     Based on its review, including consideration of each of the factors noted above, the Board concluded that the nature, extent and quality of the services rendered to the Funds favored renewal of the Advisory Agreements. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Funds, and that the renewal of the Advisory Agreements at the present contractual rates was in the best interests of the Funds and their shareholders.

TWEEDY, BROWNE FUND INC.
350 Park Avenue, New York, NY 10022
800-432-4789
www.tweedy.com

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager Thomas H. Shrager, President
(principal executive officer)

Date	December 3, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager Thomas H. Shrager, President
(principal executive officer)

Date	December 3, 2010

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr. Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	December 3, 2010

*	Print the name and title of each signing officer under his or her signature.